ASSET RETIREMENT OBLIGATIONS (Tables)	9 Months Ended
Sep. 30, 2018
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations
A reconciliation of movements to our ARO liabilities is as follows:

	September 30,
	2018	2017

	(in millions)
Balance at beginning of year	$106	$98
Liabilities incurred	87	—
Accretion expense	4	5
Liabilities settled	(5)	—
Revision in estimate	—	3
Balance at end of year	$192	$106